Expenses from Continuing Operations - Schedule of Directors Fee (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Directors’ fees
Directors’ fees	$ (688,768)
Total Directors fees	$ (688,768)